SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Forward Purchase Agreement Rollforward (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance beginning	$ 2,982	$ 0	$ 0
Cash funded			18,911
Proceeds			(2,525)
Change in fair value	(227)	$ 0	(13,403)	$ 0
Balance ending	2,755		2,982	$ 0
Previously Reported [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance beginning	$ 2,983
Balance ending			$ 2,983